World Funds Trust

Curasset Capital Management
Core Bond Fund

Class A (CMBAX)

Investor Class (CMBVX)

Institutional Class (CMBIX)

Founders Class (CMBEX)

Supplement Dated May 24, 2024 to the Prospectus Dated January 31, 2024

The following tables and the related footnotes replace those in the Prospectus under the heading “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Class A	Investor Class	Institutional Class	Founders Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum deferred sales charges (load) (as a percentage of the amount redeemed)	1.00%[1]	None	None	None
Maximum sales charge (load) imposed on reinvested dividend	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.36%	0.36%	0.36%	0.36%
Distribution and Service 12b-1 Fees	0.25%	0.25%	None	None

Other Expenses	0.19%	0.19%	0.19%	0.19%

Shareholder Services Plan	0.15%	0.15%	0.14%	None
Total Annual Fund Operating Expenses	0.95%	0.95%	0.69%	0.55%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.04%)	(0.19%)	(0.18%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	0.91%	0.76%	0.51%	0.36%

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(1)	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
(2)	Curasset Capital Management, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Core Bond Fund expenses until June 30, 2025 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.66%, 0.51%, 0.51% and 0.36%, respectively, of the average daily net assets of the Fund’s Class A, Investor Class, Institutional Class and Founders Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Core Bond Fund within three years following the date such waiver and/or reimbursement was made, provided that the Core Bond Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated prior to June 30, 2025 by the Adviser or the Board of Trustees of the Trust only by mutual written consent. The expense information in the table has been restated with respect to Investor Class Shares to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$564(1)	$663	$877	$1,494
Investor Class	$ 78	$284	$507	$1,149
Institutional Class	$ 52	$203	$366	$842
Founders Class	$ 37	$157	$288	$671

(1)	If you did not redeem your shares, your cost would be $464 for the one-year period.

The third paragraph under the heading “General Information – Management – The Investment Adviser” is restated as follows:

The Adviser has contractually agreed to reduce fees and/or reimburse certain Fund expenses to keep Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.66%, 0.51%, 0.51% and 0.36%, respectively, of the average daily net assets of the Fund’s Class A, Investor Class, Institutional Class and Founders Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated prior to June 30, 2025 by the Adviser or the Board of Trustees of the Trust only by mutual written consent.

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This Supplement and the existing Prospectus and Statement of Additional Information provide relevant information for all shareholders and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 800-628-4077.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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Curasset Capital Management
Limited Term Income Fund

Class A (CMIAX)

Investor Class (CMIVX)

Institutional Class (CMIIX)

Founders Class (CMIFX)

Supplement Dated May 24, 2024 to the Prospectus Dated January 31, 2024

The following tables and the related footnotes replace those in the Prospectus under the heading “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Class A	Investor Class	Institutional Class	Founders Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum deferred sales charges (load) (as a percentage of the amount redeemed)	1.00%[1]	None	None	None
Maximum sales charge (load) imposed on reinvested dividend	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 60 days or less)	2.00%	2.00%	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.44%	0.44%	0.44%	0.44%
Distribution and Service 12b-1 Fees	0.25%	0.25%	None	None

Other Expenses	0.19%	0.19%	0.19%	0.19%
Shareholder Services Plan	0.15%	0.15%	0.14%	None
Total Annual Fund Operating Expenses	1.03%	1.03%	0.77%	0.63%
Less Fee Waivers and/or Expense Reimbursements(2)	(0.04%)	(0.19%)	(0.18%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2)	0.99%	0.84%	0.59%	0.44%

(1)	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
(2)	Curasset Capital Management, LLC (the “Adviser”) has contractually agreed to reduce fees and/or reimburse certain Limited Term Income Fund expenses until June 30, 2025 to keep Total Annual Fund Operating Expenses (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.74%, 0.59%, 0.59% and 0.44%, respectively, of the average daily net assets of the Fund’s Class A, Investor Class, Institutional Class and Founders Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Limited Term Income Fund within three years following the date such waiver and/or reimbursement was made, provided that the Limited Term Income Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated prior to June 30, 2025 by the Adviser or the Board of Trustees of the Trust only by mutual written consent. The expense information in the table has been restated with respect to Investor Class Shares to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Limited Term Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Limited Term Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Limited Term Income Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$672(1)	$687	$919	$1,584
Investor Class	$86	$309	$550	$1,242
Institutional Class	$60	$228	$410	$937
Founders Class	$45	$183	$332	$768

(1)	If you did not redeem your shares, your cost would be $472 for the one-year period.

The third paragraph under the heading “General Information – Management – The Investment Adviser” is restated as follows:

The Adviser has contractually agreed to reduce fees and/or reimburse certain Fund expenses to keep Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 0.74%, 0.59%, 0.59% and 0.44%, respectively, of the average daily net assets of the Fund’s Class A, Investor Class, Institutional Class and Founders Class. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may be terminated prior to June 30, 2025 by the Adviser or the Board of Trustees of the Trust only by mutual written consent.

This Supplement and the existing Prospectus and Statement of Additional Information provide relevant information for all shareholders and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 800-628-4077.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

World Funds Trust

Curasset Capital Management Core Bond Fund

Class A (CMBAX)

Investor Class (CMBVX)

Institutional Class (CMBIX)

Founders Class (CMBEX)

Curasset Capital Management Limited Term Income Fund

Class A (CMIAX)

Investor Class (CMIVX)

Institutional Class (CMIIX)

Founders Class (CMIFX)

Supplement Dated May 24, 2024 to the Statement of Additional Information Dated January 31, 2024

The third paragraph under the heading “MANAGEMENT- THE INVESMENT ADVISER” is restated as follows:

The Adviser has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.66% for the Core Bond Fund’s Class A, 0.51% for the Investor Class and Institutional Class and 0.36% for the Founders Class, 0.74% for the Limited Term Income Fund’s Class A, 0.59% for the Investor Class and Institutional Class and 0.44% for the Founders Class. The Expense Limitation is set to expire on June 30, 2025 for each Fund, and the Board of Trustees or the Adviser may terminate this Expense Limitation Agreement by mutual written consent. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

This Supplement and the existing Prospectus and Statement of Additional Information provide relevant information for all shareholders and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 800-628-4077.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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